Fair Value Measurement - Measured on a Nonrecurring Basis (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value		$ 49,864	$ 32,580
Cash and cash equivalents | Level I [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value		49,864	32,580
Cash and cash equivalents | Level II [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value		0	0
Cash and cash equivalents | Level III [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value		0	0
Restricted cash [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value		300
Restricted cash [member] | Level I [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value		300
Restricted cash [member] | Level II [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value		0
Restricted cash [member] | Level III [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value		0
2025 Notes [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value		(483,350)	(526,710)
2025 Notes [member] | Level I [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value		(483,350)	(526,710)
2025 Notes [member] | Level II [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value		0	0
2025 Notes [member] | Level III [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value		0	0
Notes payable, including current portion
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	[1]	(7,677)	(12,463)
Notes payable, including current portion | Level I [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	[1]	0	0
Notes payable, including current portion | Level II [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	[1]	(7,677)	(12,463)
Notes payable, including current portion | Level III [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	[1]	0	0
Other long-term indebtness, including current portion
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	[1]	(51,708)	(45,814)
Other long-term indebtness, including current portion | Level I [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	[1]	0	0
Other long-term indebtness, including current portion | Level II [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	[1]	(51,708)	(45,814)
Other long-term indebtness, including current portion | Level III [member]
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	[1]	$ 0	$ 0

[1]	The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities as well as taking into account our creditworthiness.